Operating segments	12 Months Ended
Jun. 30, 2021
Text block [abstract]
Operating segments
Note 4. Operating segments
Identification of reportable operating segments
The consolidated entity’s operating segment is based on the internal reports that are reviewed and used by the Board of Directors (being the Chief Operating Decision Makers (‘CODM’)) in assessing performance and in determining the allocation of resources.
The consolidated entity operates in the pharmaceutical research and development business. There are no operating segments for which discrete financial information exists.
The information reported to the CODM, on at least a quarterly basis, is the consolidated results as shown in the statement of profit or loss and other comprehensive income and statement of financial position.
Major customers
During the year the consolidated entity transacted with two customers, and revenue from each customer amounted to in excess of 10% of the total revenue from the period. Both companies entered into license agreements for the consolidated entity’s drug assets.